ACQUISITION (Details 3)	12 Months Ended
Jun. 30, 2023 CAD ($)
ACQUISITION OF EXTRACTION TECHNOLOGIES, LLC (Tables)
Cash consideration	$ 150,000
Consideration received by Manitoba Ltd.	(150,000)
Non-controlling interests	144,118
Deferred tax liability	45,359
Fair value of identifiable net asset	(21,478)
Fair value of licenses	$ 167,999